OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Receivable [Abstract]
Other Receivables Disclosure [Text Block]
9.	OTHER RECEIVABLES

	June 30,2013	December 31, 2012

Cash advances paid as consideration to acquire investments.	$4,657,728	$4,657,728
Advanced to employees	206,046	166,722
Advanced to suppliers	573,001	205,088
Miscellaneous	937,497	924,710
	$6,374,272	$5,954,248

11.	OTHER RECEIVABLES
	2012	2011

Temporary payments	$-	$656,092
Due from employees	-	130,191
Due from third parties	5,954,248	8,902,588
	$5,954,248	$9,688,871

Payments due from employees and third parties are unsecured, interest free and without fixed term of repayment. Payments due from employees are the amounts advanced for handling business transactions on behalf of the Company, and are reconciled once the business transactions have been completed.